Securitized Mortgage Trusts - Expected Principal Reductions of the Securitized Mortgage Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Securitized Mortgage Borrowings
Less Than One Year	$ 305,539
More Than Five Years	62,000
Securitized mortgage borrowings
Securitized Mortgage Borrowings
Total	3,933,200	$ 4,587,200
Less Than One Year	420,800
One to Three Years	511,400
Three to Five Years	296,400
More Than Five Years	$ 2,704,600